INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company is no longer subject to income tax examinations by tax authorities for tax years ending before December 31, 2013.

	2017	2016
Statutory rate on pre-tax book loss	(34.00)%	(34.00)%
(Gain) loss on change in fair value of derivatives	(0.56)%	1.24%
Stock based compensation	12.72%	17.6%
Fair value of warrant to acquire research and development	1.46%	0.00%
Other	0.09%	0.09%
Valuation allowance	20.29%	15.07%
	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s deferred taxes as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Non-Current deferred tax asset:
Net operating loss carry-forwards	$8,200,000	$5,500,000
Valuation allowance	(8,200,000)	(5,500,000)
Net non-current deferred tax asset	$-	$-